PENSION PLAN	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
PENSION PLAN
PERSONNEL EXPENSES

Year Ended December 31 ($ millions)	2017	2016
Salaries and wages	194	183
Share-based compensation expense (Note 23)	73	46
Short-term incentive plan	45	35
Pension plan expense	20	17
Health, savings plan and other benefits	18	18
	350	299
PENSION PLAN

December 31 ($ millions)	2017	2016
Registered defined benefit net obligation	10	16
Supplemental defined benefit net obligation	11	10
Other accrued benefit obligations	1	1
Net employee benefit obligations	22	27

The Company maintains a defined contribution plan and non-contributory defined benefit pension plans covering its employees. The Company contributes five to ten percent of an employee's earnings to the defined contribution plan until the employee's age plus years of service equals 50, at which time they become eligible for the defined benefit plans. The Company recognized $7 million in expense for the defined contribution plan during the year (2016: $6 million). The defined benefit plans include a funded registered plan for all employees and an unfunded supplemental retirement plan for those employees affected by the Canada Revenue Agency maximum pension limits. The defined benefit plans are administered by a single pension fund that is legally separated from the Company. Benefits under the plans are based on the length of service and the annual average best three years of earnings during the last ten years of service of the employee. Benefits paid out of the plans are not indexed. The Company measures its accrued benefit obligations and the fair value of plan assets for accounting purposes as at December 31 of each year. The most recent actuarial valuation was at December 31, 2016. The defined benefit plans expose the Company to actuarial risks such as longevity risk, interest rate risk, and market (investment) risk.
Defined benefit obligations

December 31	2017		2016
($ millions)	Registered Plan	Supplemental Plan	Registered Plan	Supplemental Plan
Present value of unfunded obligations		11		10
Present value of funded obligations	192		180
Total present value of obligations	192	11	180	10
Fair value of plan assets	182		164
Recognized liability for defined benefit obligations	(10)	(11)	(16)	(10)

The Company funds the defined benefit obligation plans in accordance with government regulations by contributing to trust funds administered by an independent trustee. The funds are invested primarily in equities and bonds. Defined benefit plan contributions totalled $16 million for the year ended December 31, 2017 (2016: $15 million).
The Company has determined that, in accordance with the terms and conditions of the defined benefit plans, and in accordance with statutory requirements of the plans, the present value of refunds or reductions in future contributions is not lower than the balance of the total fair value of the plan assets less the total present value of obligations. As such, no decrease in the defined benefit asset is necessary at December 31, 2017 (December 31, 2016: nil).
Registered defined benefit pension plan assets comprise

December 31 (percentages)	2017	2016
Equity securities	65%	61%
Debt	35%	38%
Other		1%
	100%	100%

Movement in the present value of the defined benefit pension obligation

	2017		2016
($ millions)	Registered Plan	Supplemental Plan	Registered Plan	Supplemental Plan
Defined benefits obligations at January 1	180	10	160	8
Benefits paid by the plan	(13)		(8)
Current service costs	14		11
Interest expense	7		6
Actuarial losses in other comprehensive income	4	1	11	2
Defined benefit obligations at December 31	192	11	180	10
Movement in the present value of registered defined benefit pension plan assets

($ millions)	2017	2016
Fair value of plan assets at January 1	164	146
Contributions paid into the plan	16	15
Benefits paid by the plan	(13)	(8)
Return on plan assets	8	5
Interest income	7	6
Fair value of registered plan assets at December 31	182	164
Expense recognition in earnings

Registered Plan
Year Ended December 31 ($ millions)	2017	2016
Current service costs	14	11
Interest on obligation	7	6
Expected return on plan assets	(7)	(6)
	14	11
The expense is recognized in the following line items in the statement of comprehensive income:

Year Ended December 31 ($ millions)	2017	2016
Registered Plan
Operating expenses	7	5
General and administrative expense	7	6
	14	11

Expense recognized for the Supplemental Plan was less than one million for each of the years ended December 31, 2017 and 2016.
Actuarial gains and losses recognized in other comprehensive income

	2017			2016
($ millions)	Registered Plan	Supplemental Plan	Total	Registered Plan	Supplemental Plan	Total
Balance at January 1	(25)	(1)	(26)	(20)	(1)	(21)
Remeasurements gain:			—			—
Actuarial gain (loss) arising from
Demographic assumptions			—	(1)		(1)
Financial assumptions	(4)		(4)	(5)		(5)
Experience adjustments	1		1	(3)		(3)
Return on plan assets excluding interest income	6		6	4		4
Recognized during the period after tax	3	—	3	(5)		(5)
Balance at December 31	(22)	(1)	(23)	(25)	(1)	(26)

Principal actuarial assumptions used:

December 31 (weighted average percent)	2017	2016
Discount rate	3.6%	3.9%
Future pension earning increases	4.0%	4.0%
Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the values of the liabilities in the defined plans are as follows:

December 31 (years)	2017	2016
Longevity at age 65 for current pensioners
Males	21.7	21.6
Females	24.1	24.0
Longevity at age 65 for current member aged 45
Males	22.8	22.7
Females	25.1	25.0

The calculation of the defined benefit obligation is sensitive to the discount rate, compensation increases, retirements and termination rates as set out above. An increase or decrease of the estimated discount rate of 3.6 percent by 100 basis points at December 31, 2017 is considered reasonably possible in the next financial year but would not have a material impact on the obligation.
The Company expects to contribute $17 million to the defined benefit plans in 2018.